Restructuring Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011		May 31, 2010
Restructuring and Related Activities [Abstract]
Employee severance costs	$ 17.9		$ 10.0		$ 6.2
Restructuring Accrual [Roll Forward]
Beginning balance	5.9		2.8		5.6
Costs incurred and charged to expense	17.9		10.0		6.2
Costs paid or otherwise settled	(14.2)		(7.0)		(8.6)
Non-cash adjustments	(1.7)	[1]	0.1	[1]	(0.4)	[1]
Ending balance	$ 7.9		$ 5.9		$ 2.8

[1]	Primarily related to foreign currency fluctuations.